ACCOUNT RECEIVABLES, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNT RECEIVABLES, NET

3. ACCOUNT RECEIVABLES, NET

	As of September 30, 2025 (Unaudited)	As of December 31, 2024 (Audited)
Account receivables, gross	$1,500,417	$1,154,703
Allowance for expected credit loss	(189,809)	(55,076)
Reversal of expected credit loss	-	84,503
Account receivables, net	$1,310,608	$1,184,130

4. ACCOUNT RECEIVABLES, NET

	As of December 31, 2024	As of December 31, 2023
Account receivables, gross	$1,154,703	$1,059,766
Allowance for expected credit loss	(55,076)	(55,076)
Reversal of expected credit loss	84,503	-
Account receivables, net	$1,184,130	$1,004,690